Taxation (Details Narrative) - USD ($)	12 Months Ended			13 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Effective income tax rate	25.00%	25.00%	25.00%
Net operating losses carryforwards	$ 1,798,398			$ 1,798,398
Net operating loss expiration, description	Beginning January 1, 2021 through December 31, 2023
Deferred tax assets, increase (decrease) in valuation allowance	$ (10,613)	$ 3,043
Deferred income tax benefit	$ (1,733,152)	$ (38,890)
Income tax, description	Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.
Anytrust [Member]
Effective income tax rate				15.00%
Tax rate, term				3 years
Tax rate expiring term				Expiring in 2020
December 31, 2020 [Member]
Effective income tax rate	25.00%
PRC [Member]
Effective income tax rate	25.00%